Income Tax - Schedule of Local and Foreign Components of Income Before Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2016
Local			$ (27,755)	$ (39,705)	$ (56,670)	$ (40,242)
Loss before income tax	$ (22,545)	$ (51,722)	(50,938)	(53,615)	(113,074)	(63,367)
Anguilla [Member]
Foreign			(1,600)	(1,100)	(1,600)
Hong Kong [Member]
Foreign			(1,151)	(1,676)	(2,494)	(152)
Malaysia [Member]
Foreign			$ (20,432)	$ (11,134)	$ (52,310)	$ (22,973)